Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Accounts Payable and Accrued Liabilities

21. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at December 31,	2018	2017
Accruals	675	2,006
Trade	767	337
Interest	80	86
Partner Advances	237	94
Employee Long-Term Incentives	36	52
Joint Operations Payable	3	12
Other	35	40
	1,833	2,627